united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 04/30/18

Item 1. Schedule of Investments.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 81.9%
	AEROSPACE & DEFENSE - 3.7%
1,014,000	Lockheed Martin Corp.	1.850	11/23/2018	$ 1,010,469
455,000	Northrop Grumman Corp.	1.750	6/1/2018	454,777
1,378,000	United Technologies Corp.	1.778	5/4/2018	1,377,947
				2,843,193
	AUTOMOBILES MANUFACTURING - 7.3%
992,000	American Honda Finance Corp., 3M Libor + 0.15% #	2.512	1/22/2019	992,768
635,000	Ford Motor Credit Co. LLC, 3M Libor + 0.93% #	2.717	11/4/2019	639,207
247,000	Ford Motor Credit Co. LLC, 3M Libor + 1.00% #	3.331	1/9/2020	249,535
600,000	Ford Motor Credit Co. LLC, 3M Libor + 0.79% #	2.861	6/12/2020	603,830
1,101,000	General Motors Financial Co., Inc.,	3.250	5/15/2018	1,101,364
1,290,000	Harley-Davidson Funding Corp., 144A	6.800	6/15/2018	1,296,776
245,000	Toyota Motor Credit Corp., 3M Libor + 0.39% #	2.743	1/17/2019	245,448
453,000	Toyota Motor Credit Corp., 3M Libor + 0.82% #	2.705	2/19/2019	455,637
				5,584,565
	BANKS - 6.0%
1,212,000	Branch Banking & Trust Co., 3M Libor + 0.45% #	2.798	1/15/2020	1,216,229
383,000	Capital One NA, 3M Libor + 0.77% #	2.854	9/13/2019	385,298
1,015,000	PNC Bank NA, 3M Libor + 0.36% #	2.245	5/19/2020	1,019,358
72,000	US Bancorp., 3M Libor + 0.49% #	2.329	11/15/2018	72,132
1,386,000	US Bank NA, 3M Libor + 0.12% #	1.953	3/14/2019	1,386,922
513,000	Wells Fargo Bank NA, 3M Libor + 0.65% #	2.675	12/6/2019	516,855
				4,596,794
	BIOTECHNOLOGY - 1.6%
672,000	Amgen, Inc., 3M Libor + 0.60% #	2.504	5/22/2019	675,089
561,000	Amgen, Inc., 3M Libor + 0.45% #	2.261	5/11/2020	564,137
				1,239,226
	COMMUNICATIONS EQUIPMENT - 3.4%
400,000	Apple, Inc., 3M Libor + 0.25% #	2.037	5/3/2018	400,003
642,000	Apple, Inc., 3M Libor + 0.25% #	2.050	2/7/2020	644,779
835,000	Apple, Inc., 3M Libor + 0.20% #	1.993	2/7/2020	837,932
689,000	Cisco Systems, Inc., 3M Libor + 0.50% #	2.506	3/1/2019	691,836
				2,574,550
	CONSTRUCTION MATERIALS MANUFACTURING - 1.7%
1,294,000	Martin Marietta Materials, Inc., 3M Libor + 0.50% #	2.702	12/20/2019	1,298,087

	CONSUMER FINANCE - 4.4%
894,000	American Express Credit Corp., 3M Libor + 0.49% #	2.329	8/15/2019	897,589
95,000	American Express Credit Corp., 3M Libor + 0.43% #	2.455	3/3/2020	95,373
1,111,000	Capital One Financial Corp., 3M Libor + 0.76% #	2.571	5/12/2020	1,116,835
170,000	Capital One Financial Corp., 3M Libor + 0.45% #	2.809	10/30/2020	169,606
1,025,000	Synchrony Financial, 3M Libor + 1.23% #	3.017	2/3/2020	1,037,788
				3,317,191
	CONSUMER PRODUCTS - 1.8%
1,378,000	Church & Dwight Co. Inc., 3M Libor + 0.15% #	2.510	1/25/2019	1,378,108

	DIVERSIFIED BANKS - 8.3%
707,000	Bank of America Corp., 3M Libor + 1.04% #	3.388	1/15/2019	711,981
1,710,000	Bank of Montreal, 3M Libor + 0.65% #	3.005	7/18/2019	1,720,193
1,530,000	Citigroup, Inc., 3M Libor + 0.79% #	3.127	1/10/2020	1,541,234
1,065,000	JPMorgan Chase & Co., 3M Libor + 0.63% #	2.989	1/28/2019	1,068,800

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	DIVERSIFIED BANKS (continued) - 8.3%
458,000	JPMorgan Chase & Co., 3M Libor + 0.84% #	3.088	3/22/2019	$ 460,776
843,000	Royal Bank of Canada, 3M Libor + 0.39% #	2.749	4/30/2021	844,499
				6,347,483
	ELECTRICAL EQUIPMENT MANUFACTURING - 3.0%
198,000	General Electric Co., 3M Libor + 0.27% #	2.063	8/7/2018	198,016
2,045,000	Honeywell International, Inc., 3M Libor + 0.04% #	2.399	10/30/2019	2,044,652
				2,242,668
	ENTERTAINMENT CONTENT - 2.7%
1,804,000	The Walt Disney Co., 3M Libor + 0.13% #	2.155	3/4/2020	1,806,630
244,000	The Walt Disney Co., 3M Libor + 0.19% #	2.215	6/5/2020	244,699
				2,051,329
	EXPLORATION & PRODUCTION - 1.9%
1,458,000	ConocoPhillips Co., 3M Libor + 0.33% #	2.169	5/15/2018	1,457,994

	FINANCIAL SERVICES - 5.1%
1,220,000	Morgan Stanley, 3M Libor + 0.85% #	3.209	1/24/2019	1,226,260
589,000	Morgan Stanley, 3M Libor + 1.14% #	3.506	1/27/2020	597,282
179,000	The Bank of New York Mellon Corp. 3M Libor + 0.56% #	2.333	8/1/2018	179,241
310,000	The Bank of New York Mellon Corp	1.600	5/22/2018	312,106
525,000	The Goldman Sachs Group, Inc., 3M Libor + 1.20% #	3.324	9/15/2020	534,888
55,000	The Goldman Sachs Group, Inc., 3M Libor + 0.80% #	2.889	12/13/2019	55,071
1,000,000	The Goldman Sachs Group, Inc., 3M Libor + 1.02% #	3.382	10/23/2019	1,011,394
				3,916,242
	FOOD & BEVERAGE - 6.5%
1,515,000	Anheuser-Busch InBev Finance, Inc. 3M Libor + 0.40% #	2.173	2/1/2019	1,518,487
1,184,000	Campbell Soup Co., 3M Libor + 0.50% #	2.645	3/16/2020	1,187,150
925,000	Kraft Heinz Foods Co.	2.000	7/2/2018	924,201
860,000	PepsiCo, Inc., 3M Libor + 0.04% #	1.818	5/2/2019	860,172
475,000	PepsiCo, Inc., 3M Libor + 0.00% #	2.348	10/15/2018	475,060
				4,965,070
	INTEGRATED OILS - 2.2%
300,000	BP Capital Markets PLC, 3M Libor + 0.51% #	2.320	5/10/2018	300,022
1,267,000	BP Capital Markets PLC, 3M Libor + 0.35% #	2.183	8/14/2018	1,268,178
122,000	Chevron Corp.	1.718	6/24/2018	121,903
				1,690,103
	LIFE INSURANCE - 2.2%
175,000	New York Life Global Funding, 3M Libor + 0.18% #, 144A	2.505	7/6/2018	175,084
415,000	New York Life Global Funding, 3M Libor + 0.39% #, 144A	2.749	10/24/2019	416,834
1,081,000	New York Life Global Funding, 3M Libor + 0.27% #, 144A	2.601	4/9/2020	1,083,180
				1,675,098
	MACHINERY MANUFACTURING - 4.6%
1,495,000	Caterpillar Financial Services Corp., 3M Libor + 0.28% #	2.528	3/22/2019	1,498,815
523,000	John Deere Capital Corp., 3M Libor + 0.29% #	2.616	10/9/2019	524,465
550,000	John Deere Capital Corp., 3M Libor + 0.30% #	2.389	3/13/2020	552,121
799,000	John Deere Capital Corp., 3M Libor + 0.12% #	2.441	7/5/2019	799,722
132,000	Parker-Hannifin Corp.	5.500	5/15/2018	132,160
				3,507,283
	MANAGED CARE - 0.5%
380,000	UnitedHealth Group, Inc.	1.900	7/16/2018	379,632

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	MASS MERCHANTS - 0.9%
659,000	Walmart, Inc., 3M Libor - 0.03% #	2.301	10/9/2019	$ 658,868

	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 2.3%
1,699,000	Medtronic, Inc., 3M Libor + 0.80% #	2.924	3/15/2020	1,718,476

	PHARMACEUTICALS - 1.1%
300,000	Johnson & Johnson, 3M Libor + 0.27% #	2.276	3/1/2019	300,708
510,000	Merck & Co. Inc., 3M Libor + 0.36% #	2.233	5/18/2018	510,088
				810,796
	PROPERTY & CASUALTY INSURANCE - 2.0%
793,000	Berkshire Hathaway Finance Corp., 3M Libor + 0.26% #	2.099	8/15/2019	794,556
720,000	Berkshire Hathaway, Inc., 3M Libor + 0.15% #	1.939	8/6/2018	720,209
				1,514,765
	RETAIL - CONSUMER DISCRETIONARY - 3.2%
1,165,000	Lowe's Cos, Inc., 3M Libor + 0.42% #	2.491	9/10/2019	1,170,808
1,258,000	The Home Depot, Inc., 3M Libor + 0.15% #	2.175	6/5/2020	1,261,771
				2,432,579
	SEMICONDUCTORS - 0.8%
625,000	Intel Corp., 3M Libor + 0.08% #	1.891	5/11/2020	625,916

	SOFTWARE & SERVICES - 1.7%
810,000	Oracle Corp., 3M Libor + 0.58% #	2.928	1/15/2019	812,575
476,000	Oracle Corp., 3M Libor + 0.51% #	2.841	10/8/2019	479,737
				1,292,312
	TRANSPORTATION & LOGISTICS - 0.7%
515,000	Penske Truck Leasing Co. LP, 144A	2.875	7/17/2018	515,320

	WIRELESS TELECOMMUNICATIONS SERVICES - 2.3%
475,000	AT&T, Inc.	5.600	5/15/2018	475,540
405,000	Verizon Communications, Inc., 3M Libor + 1.75% #	3.857	9/14/2018	407,472
880,000	Verizon Communications, Inc., 3M Libor + 0.37% #	2.209	8/15/2019	882,318
				1,765,330

	TOTAL CORPORATE BONDS (Cost $62,351,125)			62,398,978

	MUNICIPAL BOND - 2.0%
	REVENUE BOND - 2.0%
1,500,000	Port Authority of New York & New Jersey, (Cost $1,500,000)	2.114	9/15/2018	1,498,717

	U.S TREASURY BILLS * - 12.2%
875,000	United States Treasury Bill	0.000	5/10/2018	874,633
925,000	United States Treasury Bill	0.000	6/7/2018	923,413
7,000,000	United States Treasury Bill	0.000	6/14/2018	6,986,024
365,000	United States Treasury Bill	0.000	6/21/2018	364,134
125,000	United States Treasury Bill	0.000	7/5/2018	124,607
	TOTAL U.S TREASURY BILLS (Cost $9,272,814)			9,272,811

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	U.S TREASURY NOTE - 4.7%
3,615,000	United States Treasury Note (Cost $3,608,177)	0.875	7/15/2018	$ 3,607,914

	TOTAL INVESTMENTS - 100.8% (Cost - $76,732,116)			$ 76,778,420
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%			(569,880)
	TOTAL NET ASSETS - 100.0%			$ 76,208,540

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At April 30, 2018 144A securities amounted to $3,487,194 or 4.6% of net assets.
LLC - Limited Liability Corporation
LP - Limited Partnership.
* Zero Coupon Bonds
# Floating Rate Bond - Rate represented is as of April 30, 2018.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$62,398,978	$ -	$62,398,978
Municipal Bond	-	1,498,717	-	1,498,717
U.S Treasury Bills	-	9,272,811	-	9,272,811
U.S Treasury Note		3,607,914		3,607,914
Total	$ -	$76,778,420	$ -	$76,778,420

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
$76,732,261	$54,085	$(7,926)	$46,159

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2018

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 06/28/2018